Stockholders Equity (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended					9 Months Ended		12 Months Ended
	Jul. 11, 2022	Mar. 15, 2022	Apr. 03, 2014	Aug. 24, 2022	Feb. 01, 2022	Mar. 25, 2015	Jan. 27, 2014	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 11, 2022	May 01, 2014	Jan. 22, 2014
Preferred stock, shares authorized								50,000,000					50,000,000		50,000,000	50,000,000
Preferred stock, shares par value								$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								40,000,000					40,000,000		40,000,000	40,000,000			40,000,000
Preferred stock, shares outstanding								40,000,000					40,000,000		40,000,000	40,000,000
Common stock, shares issued								69,169,858					69,169,858		70,404,086	68,984,086			40,000,000
Common stock, shares outstanding								69,169,858					69,169,858		70,404,086	68,984,086
Stock issued for cash, Shares													631,530
Stock issued for cash, Amount													$ 337,500
Stock issued for professional services, Shares					250,000								1,224,242
Stock issued for professional services, Amount								$ 242,465	$ 92,190	$ 336,390	$ 156,375	$ 151,500	$ 671,045		$ 715,012
Consulting shares	3,090,000
Common stock, shares authorized								500,000,000					500,000,000		500,000,000	500,000,000
Common stock, shares par value								$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Stock issued for cash, Shares															555,000
Stock issued for cash, Amount															$ 415,000
Stock-based compensation													$ 686,154	$ 307,875	1,142,305	$ 0
Restricted Stock Units (RSUs) [Member]
Stock-based compensation															$ 1,429,455
Unamortized stock-based compensation expense								$ 1,462,555					$ 1,462,555
weighted average remaining service period													2 years
Weighted Average Remaining Contractual Term													1 year 6 months 25 days
Cost Not yet Recognized, Period for Recognition													3 years
Vesting Period													4 years
Outstanding non-vested shares								2,338,000					2,338,000		3,093,000
Aggregate intrinsic value								$ 450,065					$ 450,065
Weighted average remaining contractual term															3 years
RSUs intrinsic value															$ 2,517,702
Weighted average remaining service period															3 years 2 months 12 days
Maximum [Member]
Vesting Period															4 years
Minimum [Member]
Vesting Period															3 years
VoiceStep
Description of member interest													VoiceStep originally consisted of two Members each owning 50% of VoiceStep. On January 27, 2014, one of the members was bought out with the remaining member owning 100% of the membership interest in VoiceStep. On April 3, 2014, the remaining member exchanged his 100% interest in VoiceStep for 40,000,000 shares of Vemanti common stock.
Membership term							90 years
Business acquisition, purchase price, shares issued			40,000,000
Membership interest			100.00%				100.00%								50.00%
Consultants [Member]
Stock issued for professional services, Shares															865,000
Stock issued for professional services, Amount															$ 715,012
Stock-based compensation															$ 427,293
Stock Incentive Plan
Common stock, shares authorized						5,000,000
Plan term						10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized						5,000,000
Equity Investment Agreement [Member]
Common stock, shares issued		381,530
Investmenet Receivable																	$ 2,000,000
Put Notice, Amount		$ 200,000
Partnership agreement term		10 years
Warrants Issued, Amount		$ 200,000
Capital								$ 20,000,000					$ 20,000,000
Non-refundable Equity fee				750,000
Common stock, shares				250,000
Description				cashless warrants the number of shares of common stock of the Company equal to eight percent (8.0%) of the aggregate number of shares of common stock sold in each placement.
Series A Preferred Stock [Member]
Preferred stock, shares authorized																		40,000,000
Preferred stock, shares issued																		40,000,000
Preferred stock, shares outstanding																		40,000,000
Voting right, description															each share of Series A Preferred Stock shall vote as a class on all issues to which shareholders of common stock have a right to vote but shall have ten (10) votes per share of Series A Preferred stock while the shares of Common Stock shall have one vote per share.